Short-Term and Long-Term Borrowings - Schedule of Pledges of Asset (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Convertible Notes [Abstract]
Buildings, net	$ 752,681	$ 802,254
Bank deposit	310,437	314,922
Total	$ 1,063,118	$ 1,117,176